INVESTMENTS (Schedule of Investments Categorized by Investment Class) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Cost method and equity method investments
Impairment loss on equity investment	¥ (33,001)	$ (5,058)	¥ (22,353)	¥ (149,896)
Loss from equity method investments	(10,798)	(1,655)	(10,639)	(15,025)
Carrying amount of equity method investments	55,928		105,825		$ 8,571
Equity investments at fair value without readily determinable fair value Aggregated Cost	69,152		73,082		10,598
Carrying amount of equity investments without readily determinable fair value	44,044		47,129		6,750
Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	304,632		326,228		46,686
Impairment loss on equity investment	(206,522)	(31,651)	(187,412)
Loss from equity method investments	(42,182)	(6,464)	(32,991)
Carrying amount of equity method investments	55,928		105,825		8,571
Equity Method Investments Fair Value [Member]
Cost method and equity method investments
Equity investments at fair value without readily determinable fair value Aggregated Cost	69,152		73,082		10,598
Impairment on equity investments at fair value without readily determinable fair value	(25,108)	(3,848)	(25,953)
Carrying amount of equity investments without readily determinable fair value	44,044		47,129		6,750
Privately Held Entities [Member] | Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	9,000		9,000		1,379
Privately Held Entities [Member] | Equity Method Investments Fair Value [Member]
Cost method and equity method investments
Equity investments at fair value without readily determinable fair value Aggregated Cost	48,810		50,603		7,480
Limited partnership [Member]
Cost method and equity method investments
Loss from equity method investments	10,798	$ 1,655	10,639	¥ 15,025
Limited partnership [Member] | Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	12,380		14,385		1,897
Limited partnership [Member] | Equity Method Investments Fair Value [Member]
Cost method and equity method investments
Equity investments at fair value without readily determinable fair value Aggregated Cost	20,342		22,479		3,118
Listed Company [Member] | Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	¥ 283,252		¥ 302,843		$ 43,410